EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Total revenue	$ 1,660	$ 1,437	$ 3,110	$ 3,337
Expenses	1,638	1,437	3,098	3,203
Income from equity accounted investments	253	(757)	459	(793)	$ (749)
Net income (loss)	686	(1,512)	1,417	(1,885)
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Total revenue	1,086	1,031	2,110	2,274
Expenses	852	724	1,675	1,550
Income from equity accounted investments	253	(757)	459	(793)
Income before fair value gains, net	265	316	474	751
Fair value gains (losses), net	220	(1,791)	430	(2,271)
Net income (loss)	485	(1,475)	904	(1,520)
Joint Ventures And Associates
Disclosure of detailed information about investment property [line items]
Income from equity accounted investments	$ 31	$ 9	$ 39	$ 27